Intangible Assets - Changes in Carrying Value of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 9,918	$ 9,655	$ 9,369
Goodwill acquired	371	180	285
Foreign exchange translation and other	(27)	83	1
Goodwill, Ending Balance	10,262	9,918	9,655
Corporate and Commercial Banking [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,647	1,647	1,647
Foreign exchange translation and other	265
Goodwill, Ending Balance	1,912	1,647	1,647
Consumer and Business Banking [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	3,475	3,475	3,475
Goodwill acquired	35
Foreign exchange translation and other	(265)
Goodwill, Ending Balance	3,245	3,475	3,475
Wealth Management and Investment Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,619	1,617	1,618
Goodwill acquired	144
Foreign exchange translation and other	(2)	2	(1)
Goodwill, Ending Balance	1,761	1,619	1,617
Payment Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	3,177	2,916	2,629
Goodwill acquired	192	180	285
Foreign exchange translation and other	(25)	81	2
Goodwill, Ending Balance	$ 3,344	$ 3,177	$ 2,916